Share capital (Details)														2 Months Ended	3 Months Ended	6 Months Ended				12 Months Ended
	Mar. 20, 2026 USD ($)	Mar. 20, 2026 CAD ($)	May 23, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Mar. 06, 2025 CAD ($)	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CAD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2026 shares	Jun. 30, 2026 USD ($) vote $ / shares shares	Jun. 30, 2026 CAD ($) vote shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Share capital (Details) [Line Items]
Multiple voting shares | shares																276,660	276,660
Number of vote per Share (in vote) | vote																(1)	(1)
Convertible debentures amount converted (in Dollars)				$ (81,079)			$ (1,188)			$ (21,178)	$ (27,845)					$ (81,090)
Proceeds from convertible debentures (in Dollars)	$ 2,733,109	$ 3,750,000			$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000	$ 5,000,000						$ 702,700	$ 1,000,000
Warrants were expired shares | shares																		8,500
Proceeds from issuing other equity instruments (in Dollars)																		$ 43,257
Total Amount Transferred To Share Capital (in Dollars)																		99,588	$ 99,588
Reversal Of Warrant Liability (in Dollars)																		56,331
Settled an aggregate amount (in Dollars)																		451,743
Proceeds from issuing shares (in Dollars)																7,876,531		0
Incurred a net gain on settlement of debt (in Dollars)																		$ 74,863
Received total proceeds																$ 439	$ 600
RSUs exercised | shares																96,000	96,000
Company settled description																[l]During the six months ended June 30, 2026, the Company settled an aggregate of $839,896 amounts owing to various creditors, through the issuance of 370,457 Class B Subordinate Voting Shares at price of $2.27 (C$3.11) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 19). The Company incurred a net loss on settlement of debt of $35,802 during the six months ended June 30, 2026. The net gain on settlement of debt for the six months ended June 30, 2026, also includes $452,741 related to Unbuzzd. The common shares of Unbuzzd were issued to its former CEO as consideration per settlement agreement, which had a lower fair value than the outstanding payable owing resulting in a gain on settlement of debt.	[l]During the six months ended June 30, 2026, the Company settled an aggregate of $839,896 amounts owing to various creditors, through the issuance of 370,457 Class B Subordinate Voting Shares at price of $2.27 (C$3.11) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 19). The Company incurred a net loss on settlement of debt of $35,802 during the six months ended June 30, 2026. The net gain on settlement of debt for the six months ended June 30, 2026, also includes $452,741 related to Unbuzzd. The common shares of Unbuzzd were issued to its former CEO as consideration per settlement agreement, which had a lower fair value than the outstanding payable owing resulting in a gain on settlement of debt.
Shares issued | shares																2,127,794	2,127,794
Share capital (in Dollars)																$ 7,876,531
Gross proceeds (in Dollars)																$ 68,980
Commission percentage																2.50%	2.50%
Total Amount Of Warrants Issued | shares																529,994	529,994
warrants outstanding | shares																719,990	719,990
ATM Agreement [Member]
Share capital (Details) [Line Items]
Gross proceeds (in Dollars)																$ 8,105,022
Cash commission (in Dollars)																202,625
Trading expenses (in Dollars)																25,866
Net cash upon control of subsidiary (in Dollars)																$ 228,491
January 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares																		152,577
March 6, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants were expired shares | shares																		10,309
March 28, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares																		183,920
March 2026 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares																1,249,984	1,249,984
Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																		$ 18
Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																		$ 38
Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Share options exercised | shares																		32,690
Share options exchange, exercise price | $ / shares																		$ 32,690
Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exercised | shares																		60,000
Share options exchange, exercise price | $ / shares																		$ 60,000
Warrants [Member]
Share capital (Details) [Line Items]
Warrants expired unexercised | shares																		55,942
Warrants [member]
Share capital (Details) [Line Items]
Warrants issued in connection with convertible debentures | shares																1,249,984	1,249,984
Warrants [member] | March 6, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued in connection with convertible debentures | shares																		346,806
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares				103,534						221,237	152,577				352,549	311,818	311,818
Convertible debentures amount converted (in Dollars)																$ 1,458,141
Rights, preferences and restrictions attaching to class of share capital			105,840
Warrants were expired shares | shares																529,994	529,994
RSUs exercised | shares																44,415	44,415
Class B Subordinate Voting Shares [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																		$ 6.3
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares							25,257			373,814
Convertible debentures amount converted (in Dollars)			$ 1,603,513				$ 100,000			$ 2,372,839
Convertible Debentures Total Amount Converted | shares			209,374
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares																4,906,760	4,906,760	376,347
Convertible debentures amount converted (in Dollars)																$ 794,176		$ 4,184,705	$ 4,184,705
Notes and debentures issued (in Dollars)							$ 31,188
Share based payments | shares																		37,192
Share options exercised | shares																		37,192
Proceeds from convertible debentures (in Dollars)																		$ 148,086
Proceeds from issuing shares (in Dollars)																		$ 46,003
Class B Common Stock [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																			$ 5.25
Shares price per shares (in Dollars per share) | $ / shares																		$ 7.21	$ 7.21
Class B Common Stock [Member] | Top of range [member]
Share capital (Details) [Line Items]
Proceeds from convertible debentures (in Dollars)																		$ 6.6
Shares price per shares (in Dollars per share) | $ / shares																		$ 29.99	$ 29.99
Class B Common Stock [Member] | Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars)																		$ 137,625	$ 137,625
Class B Common Stock [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars)																		378,000	$ 378,000
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars)																		$ 232,444
Class A Multiple Voting Shares [Member]
Share capital (Details) [Line Items]
Shares price per shares (in Dollars per share) | $ / shares																$ 50
CFO [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars)																$ 3,239,724